Provisions - Summary of Provisions Included Within Current and Non-current Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Abstract]
Current liabilities	£ 15	£ 12
Non-current liabilities	36	51
Total	£ 51	£ 63	£ 86